Asset Impairment and Exit Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Separation program charges, pre-tax	$ 51	$ 42	$ 63
Total contract termination charges	258	13	12
Cash payments related to exit costs	21	57	98
Effect on future cash flows amount	308
Pre-tax asset impairment charges	$ 0	$ 28	$ 34